VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Allowance for doubtful accounts, beginning balance	$ 374	$ 2,032
Additions Charged to Costs and Expenses for doubful accounts	288	5
Write-offs/Other for doubful accounts	(353)	(1,663)
Allowance for doubtful accounts, ending balance	309	374
Reserve for inventory valuation, beginning balance	13,204	13,640
Additions Charged to Costs and Expenses for inventory valuation	1,817	1,996
Write-offs/Other for inventory valuation	(1,953)	(2,432)
Reserve for inventory valuation, ending balance	$ 13,068	$ 13,204